LVIP SSGA Mid-Cap Index Fund
Schedule of Investments
March 31, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.81%
Aerospace & Defense–0.99%
†Axon Enterprise	29,430	$ 4,191,421
Curtiss-Wright	18,749	2,223,631
†Hexcel	38,465	2,154,040
†Mercury Systems	25,728	1,817,683
		10,386,775
Air Freight & Logistics–0.55%
†XPO Logistics	47,186	5,818,034
		5,818,034
Airlines–0.28%
†JetBlue Airways	145,648	2,962,480
		2,962,480
Auto Components–1.71%
†Adient	43,057	1,903,119
Dana	66,290	1,612,836
†Fox Factory Holding	19,256	2,446,667
Gentex	112,410	4,009,665
†Goodyear Tire & Rubber	106,967	1,879,410
Lear	25,243	4,575,294
†Visteon	12,783	1,558,887
		17,985,878
Automobiles–0.60%
Harley-Davidson	70,568	2,829,777
Thor Industries	25,532	3,440,181
		6,269,958
Banks–7.40%
Associated Banc-Corp	70,291	1,500,010
BancorpSouth Bank	44,115	1,432,855
Bank of Hawaii	18,389	1,645,631
Bank OZK	55,419	2,263,866
Cathay General Bancorp	34,260	1,397,123
CIT Group	45,257	2,331,188
Commerce Bancshares	48,602	3,723,399
Cullen/Frost Bankers	25,909	2,817,863
East West Bancorp	65,339	4,822,018
First Financial Bankshares	65,569	3,064,039
First Horizon National	256,302	4,334,067
FNB	148,120	1,881,124
Fulton Financial	74,146	1,262,706
Glacier Bancorp	43,927	2,507,353
Hancock Whitney	39,668	1,666,453
Home BancShares	69,756	1,886,900
International Bancshares	25,395	1,178,836
PacWest Bancorp	53,665	2,047,320
Pinnacle Financial Partners	35,006	3,103,632
Prosperity Bancshares	42,847	3,208,812
Signature Bank	26,350	5,957,735
Sterling Bancorp	89,283	2,055,295
Synovus Financial	68,526	3,135,064
TCF Financial	70,361	3,268,972
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
†Texas Capital Bancshares	23,165	$ 1,642,862
Trustmark	28,851	971,125
UMB Financial	19,858	1,833,489
Umpqua Holdings	101,105	1,774,393
United Bankshares	59,653	2,301,413
Valley National Bancorp	186,711	2,565,409
Webster Financial	41,399	2,281,499
Wintrust Financial	26,476	2,006,881
		77,869,332
Beverages–0.48%
†Boston Beer Class A	4,230	5,102,564
		5,102,564
Biotechnology–1.86%
†Arrowhead Pharmaceuticals	47,854	3,173,199
†Emergent BioSolutions	20,753	1,928,161
†Exelixis	143,860	3,249,798
†Halozyme Therapeutics	58,306	2,430,777
†Ligand Pharmaceuticals	7,574	1,154,656
†Neurocrine Biosciences	43,200	4,201,200
†United Therapeutics	20,542	3,436,060
		19,573,851
Building Products–1.97%
†Builders FirstSource	95,242	4,416,372
Lennox International	15,781	4,917,202
Owens Corning	48,207	4,439,383
Simpson Manufacturing	19,951	2,069,517
†Trex	53,445	4,892,355
		20,734,829
Capital Markets–2.26%
Affiliated Managers Group	19,542	2,912,344
Evercore Class A	19,342	2,548,115
FactSet Research Systems	17,535	5,411,126
Federated Hermes	43,196	1,352,035
Interactive Brokers Group Class A	37,064	2,707,155
Janus Henderson Group	78,940	2,458,981
SEI Investments	54,640	3,329,215
Stifel Financial	48,391	3,099,927
		23,818,898
Chemicals–2.65%
Ashland Global Holdings	25,028	2,221,736
Avient	42,020	1,986,285
Cabot	25,951	1,360,870
Chemours	75,686	2,112,396
†Ingevity	18,920	1,429,028
Minerals Technologies	15,502	1,167,611
NewMarket	3,354	1,275,057
Olin	65,487	2,486,541
RPM International	60,063	5,516,786
LVIP SSGA Mid-Cap Index Fund–1

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
Scotts Miracle-Gro	18,764	$ 4,596,617
Sensient Technologies	19,429	1,515,462
Valvoline	83,455	2,175,672
		27,844,061
Commercial Services & Supplies–1.79%
Brink's	22,694	1,798,046
†Clean Harbors	23,358	1,963,473
Healthcare Services Group	33,896	950,105
Herman Miller	26,846	1,104,713
†IAA	62,049	3,421,382
†KAR Auction Services	58,746	881,190
MSA Safety	16,672	2,501,133
†Stericycle	42,186	2,847,977
Tetra Tech	25,004	3,393,543
		18,861,562
Communications Equipment–0.90%
†Ciena	71,578	3,916,748
†Lumentum Holdings	34,747	3,174,139
†NetScout Systems	33,558	944,993
†ViaSat	29,729	1,429,073
		9,464,953
Construction & Engineering–1.38%
†AECOM	68,154	4,369,353
†Dycom Industries	14,153	1,314,106
EMCOR Group	25,264	2,833,610
†Fluor	57,001	1,316,153
†MasTec	25,857	2,422,801
Valmont Industries	9,772	2,322,511
		14,578,534
Construction Materials–0.25%
†Eagle Materials	19,234	2,585,242
		2,585,242
Consumer Finance–0.73%
FirstCash	18,943	1,243,987
†LendingTree	5,002	1,065,426
Navient	84,925	1,215,277
†PROG Holdings	31,008	1,342,336
SLM	155,023	2,785,763
		7,652,789
Containers & Packaging–0.89%
AptarGroup	30,068	4,259,734
Greif Class A	11,969	682,233
Silgan Holdings	36,001	1,513,122
Sonoco Products	46,305	2,931,106
		9,386,195
Diversified Consumer Services–1.12%
†Adtalem Global Education	23,676	936,149
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Consumer Services (continued)
Graham Holdings Class B	1,847	$ 1,038,827
†Grand Canyon Education	21,547	2,307,684
H&R Block	84,204	1,835,647
Service Corp. International	78,160	3,990,068
Strategic Education	11,101	1,020,293
†WW International	21,325	667,046
		11,795,714
Diversified Financial Services–0.26%
Jefferies Financial Group	92,836	2,794,364
		2,794,364
Diversified Telecommunication Services–0.21%
†Iridium Communications	54,143	2,233,399
		2,233,399
Electric Utilities–1.05%
ALLETE	23,851	1,602,549
Hawaiian Electric Industries	50,138	2,227,631
IDACORP	23,139	2,313,206
OGE Energy	92,200	2,983,592
PNM Resources	39,315	1,928,401
		11,055,379
Electrical Equipment–1.76%
Acuity Brands	16,586	2,736,690
EnerSys	19,546	1,774,777
Hubbell	25,057	4,682,903
nVent Electric	78,161	2,181,473
Regal Beloit	18,635	2,658,842
†Sunrun	73,844	4,466,085
		18,500,770
Electronic Equipment, Instruments & Components–3.26%
†Arrow Electronics	34,232	3,793,590
Avnet	45,548	1,890,697
Belden	20,303	900,844
Cognex	81,285	6,745,842
†Coherent	11,269	2,849,817
†II-VI	48,302	3,302,408
Jabil	62,429	3,256,297
Littelfuse	11,309	2,990,552
National Instruments	60,583	2,616,277
SYNNEX	18,932	2,174,151
Vishay Intertechnology	60,673	1,461,006
†Vontier	77,284	2,339,387
		34,320,868
Energy Equipment & Services–0.18%
†ChampionX	85,384	1,855,394
		1,855,394
Entertainment–0.20%
†Cinemark Holdings	49,050	1,001,111

LVIP SSGA Mid-Cap Index Fund–2

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment (continued)
World Wrestling Entertainment Class A	21,294	$ 1,155,412
		2,156,523
Equity Real Estate Investment Trusts–8.60%
American Campus Communities	63,426	2,738,100
Apartment Income REIT	68,626	2,934,448
Brixmor Property Group	136,750	2,766,453
Camden Property Trust	45,033	4,949,577
CoreSite Realty	19,670	2,357,450
Corporate Office Properties Trust	51,421	1,353,915
Cousins Properties	68,129	2,408,360
CyrusOne	55,569	3,763,133
Douglas Emmett	75,639	2,375,065
EastGroup Properties	18,273	2,618,155
†EPR Properties	34,182	1,592,539
First Industrial Realty Trust	59,505	2,724,734
Healthcare Realty Trust	64,018	1,941,026
Highwoods Properties	47,742	2,050,041
Hudson Pacific Properties	69,851	1,895,058
JBG SMITH Properties	51,079	1,623,801
Kilroy Realty	48,824	3,204,319
Lamar Advertising Class A	39,896	3,747,032
Life Storage	34,787	2,989,943
Macerich	54,900	642,330
Medical Properties Trust	267,794	5,698,656
National Retail Properties	80,833	3,562,310
Omega Healthcare Investors	106,928	3,916,773
†Park Hotels & Resorts	108,377	2,338,776
Pebblebrook Hotel Trust	59,992	1,457,206
Physicians Realty Trust	96,399	1,703,370
PotlatchDeltic	30,699	1,624,591
PS Business Parks	9,175	1,418,272
Rayonier	63,147	2,036,491
Rexford Industrial Realty	60,592	3,053,837
Sabra Health Care REIT	96,450	1,674,372
Service Properties Trust	74,998	889,476
SL Green Realty	31,793	2,225,192
Spirit Realty Capital	52,654	2,237,795
STORE Capital	110,637	3,706,339
Urban Edge Properties	49,853	823,572
Weingarten Realty Investors	55,229	1,486,212
		90,528,719
Food & Staples Retailing–0.89%
†BJ's Wholesale Club Holdings	63,266	2,838,113
Casey's General Stores	17,041	3,684,094
†Grocery Outlet Holding	39,603	1,460,954
†Sprouts Farmers Market	53,898	1,434,765
		9,417,926
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products–1.91%
†Darling Ingredients	75,061	$ 5,522,988
Flowers Foods	90,442	2,152,520
†Hain Celestial Group	37,882	1,651,655
Ingredion	30,926	2,780,866
Lancaster Colony	8,974	1,573,681
†Pilgrim's Pride	21,979	522,880
†Post Holdings	27,447	2,901,697
Sanderson Farms	9,077	1,414,015
Tootsie Roll Industries	8,294	274,766
†TreeHouse Foods	25,841	1,349,934
		20,145,002
Gas Utilities–1.26%
National Fuel Gas	41,775	2,088,332
New Jersey Resources	44,135	1,759,662
ONE Gas	24,380	1,875,066
Southwest Gas Holdings	26,198	1,800,065
Spire	23,685	1,750,085
UGI	96,212	3,945,654
		13,218,864
Health Care Equipment & Supplies–3.24%
†Avanos Medical	21,786	952,920
†Cantel Medical	17,253	1,377,480
†Globus Medical Class A	35,419	2,184,290
†Haemonetics	23,401	2,597,745
Hill-Rom Holdings	30,440	3,363,011
†ICU Medical	9,044	1,857,999
†Integra LifeSciences Holdings	32,552	2,249,018
†LivaNova	22,303	1,644,400
†Masimo	23,473	5,390,809
†Neogen	24,400	2,168,916
†NuVasive	23,461	1,538,103
†Penumbra	15,640	4,231,871
†Quidel	17,652	2,258,220
†STAAR Surgical	21,340	2,249,450
		34,064,232
Health Care Providers & Services–2.75%
†Acadia Healthcare	40,823	2,332,626
†Amedisys	15,156	4,013,157
Chemed	7,394	3,399,909
Encompass Health	45,787	3,749,955
†HealthEquity	38,209	2,598,212
†LHC Group	14,496	2,771,780
†Molina Healthcare	26,784	6,261,028
Patterson	39,712	1,268,799
†Tenet Healthcare	48,888	2,542,176
		28,937,642
Hotels, Restaurants & Leisure–2.77%
†Boyd Gaming	36,916	2,176,567
†Choice Hotels International	13,227	1,419,125

LVIP SSGA Mid-Cap Index Fund–3

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Churchill Downs	15,888	$ 3,613,249
†Cracker Barrel Old Country Store	10,887	1,882,145
Jack in the Box	10,359	1,137,211
†Marriott Vacations Worldwide	18,995	3,308,549
Papa John's International	15,121	1,340,325
†Scientific Games Class A	25,633	987,383
†Six Flags Entertainment	34,659	1,610,604
†Texas Roadhouse	30,159	2,893,454
Travel + Leisure Co	39,406	2,410,071
Wendy's	82,311	1,667,621
Wingstop	13,649	1,735,743
Wyndham Hotels & Resorts	42,911	2,994,330
		29,176,377
Household Durables–1.57%
†Helen of Troy	11,265	2,373,085
KB Home	40,748	1,896,004
†Taylor Morrison Home	59,661	1,838,155
Tempur Sealy International	88,323	3,229,089
Toll Brothers	51,952	2,947,237
†TopBuild	15,157	3,174,331
†TRI Pointe Group	54,920	1,118,171
		16,576,072
Household Products–0.12%
Energizer Holdings	26,612	1,263,006
		1,263,006
Industrial Conglomerates–0.38%
Carlisle	24,583	4,045,870
		4,045,870
Insurance–4.14%
†Alleghany	6,456	4,043,328
American Financial Group	32,280	3,683,148
†Brighthouse Financial	39,997	1,769,867
Brown & Brown	108,072	4,939,971
CNO Financial Group	61,854	1,502,434
First American Financial	50,585	2,865,640
†Genworth Financial Class A	229,479	761,870
Hanover Insurance Group	16,751	2,168,585
Kemper	28,309	2,256,794
Kinsale Capital Group	9,793	1,613,886
Mercury General	12,054	733,004
Old Republic International	130,373	2,847,346
Primerica	18,047	2,667,708
Reinsurance Group of America	31,356	3,952,424
RenaissanceRe Holdings	23,395	3,749,049
RLI	18,205	2,031,132
Selective Insurance Group	27,484	1,993,689
		43,579,875
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Interactive Media & Services–0.34%
†TripAdvisor	44,207	$ 2,377,895
†Yelp	32,139	1,253,421
		3,631,316
Internet & Direct Marketing Retail–0.24%
†GrubHub	42,776	2,566,560
		2,566,560
IT Services–1.69%
Alliance Data Systems	22,797	2,555,316
†Concentrix	19,078	2,856,358
†LiveRamp Holdings	30,586	1,586,802
MAXIMUS	28,182	2,509,325
Perspecta	62,848	1,825,734
†Sabre	145,432	2,153,848
†WEX	20,391	4,266,205
		17,753,588
Leisure Products–1.21%
Brunswick	35,866	3,420,540
†Mattel	160,537	3,197,897
Polaris	26,865	3,586,478
†YETI Holdings	34,533	2,493,628
		12,698,543
Life Sciences Tools & Services–2.62%
Bio-Techne	17,825	6,807,902
†Charles River Laboratories International	22,863	6,626,383
†Medpace Holdings	12,661	2,077,037
†PRA Health Sciences	29,785	4,566,934
†Repligen	23,511	4,570,774
†Syneos Health	38,096	2,889,582
		27,538,612
Machinery–5.20%
AGCO	28,454	4,087,417
†Colfax	53,350	2,337,264
Crane	22,693	2,131,100
Donaldson	58,160	3,382,586
Flowserve	59,729	2,318,082
Graco	77,912	5,580,057
ITT	39,889	3,626,309
Kennametal	38,197	1,526,734
Lincoln Electric Holdings	27,512	3,382,325
†Middleby	25,671	4,254,968
Nordson	24,945	4,956,073
Oshkosh	31,541	3,742,655
Terex	31,701	1,460,465
Timken	31,253	2,536,806
Toro	49,677	5,123,686
Trinity Industries	37,419	1,066,067
Woodward	27,014	3,258,699
		54,771,293

LVIP SSGA Mid-Cap Index Fund–4

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Marine–0.16%
†Kirby	27,565	$ 1,661,618
		1,661,618
Media–1.04%
Cable One	2,487	4,547,131
John Wiley & Sons Class A	19,878	1,077,387
New York Times Class A	66,853	3,384,099
TEGNA	100,690	1,895,993
		10,904,610
Metals & Mining–2.24%
†Cleveland-Cliffs	211,603	4,255,336
Commercial Metals	54,932	1,694,103
Compass Minerals International	15,466	970,028
Reliance Steel & Aluminum	29,346	4,469,102
Royal Gold	30,249	3,255,398
Steel Dynamics	92,491	4,694,843
United States Steel	120,413	3,151,208
Worthington Industries	15,714	1,054,252
		23,544,270
Multiline Retail–0.81%
Kohl's	72,737	4,335,852
†Nordstrom	49,872	1,888,653
†Ollie's Bargain Outlet Holdings	26,165	2,276,355
		8,500,860
Multi-Utilities–0.60%
Black Hills	28,816	1,924,044
MDU Resources Group	92,413	2,921,175
NorthWestern	23,185	1,511,662
		6,356,881
Oil, Gas & Consumable Fuels–1.09%
Antero Midstream	130,486	1,178,288
Cimarex Energy	47,340	2,811,523
†CNX Resources	100,384	1,475,645
†EQT	127,886	2,376,122
Equitrans Midstream	186,379	1,520,853
Murphy Oil	65,820	1,080,106
World Fuel Services	28,904	1,017,421
		11,459,958
Paper & Forest Products–0.35%
†Domtar	25,099	927,408
Louisiana-Pacific	49,365	2,737,783
		3,665,191
Personal Products–0.23%
†Coty Class A	129,116	1,163,335
Nu Skin Enterprises Class A	23,316	1,233,183
		2,396,518
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals–0.56%
†Jazz Pharmaceuticals	25,990	$ 4,271,976
†Nektar Therapeutics	83,293	1,665,860
		5,937,836
Professional Services–1.78%
†ASGN	24,299	2,319,097
†CACI International Class A	11,629	2,868,409
CoreLogic	33,912	2,687,526
†FTI Consulting	15,877	2,224,526
Insperity	16,345	1,368,730
KBR	64,530	2,477,307
ManpowerGroup	25,467	2,518,686
Science Applications International	26,825	2,242,302
		18,706,583
Real Estate Management & Development–0.40%
†Jones Lang LaSalle	23,582	4,222,121
		4,222,121
Road & Rail–1.00%
†Avis Budget Group	23,649	1,715,498
Knight-Swift Transportation Holdings	56,813	2,732,137
Landstar System	17,692	2,920,242
Ryder System	24,732	1,870,976
Werner Enterprises	26,480	1,249,062
		10,487,915
Semiconductors & Semiconductor Equipment–3.90%
Amkor Technology	48,736	1,155,530
Brooks Automation	34,052	2,780,346
†Cirrus Logic	26,661	2,260,586
CMC Materials	13,373	2,364,213
†Cree	53,202	5,752,732
†First Solar	39,090	3,412,557
MKS Instruments	25,481	4,724,687
†Semtech	29,897	2,062,893
†Silicon Laboratories	20,244	2,855,821
†SolarEdge Technologies	23,696	6,811,178
†Synaptics	16,009	2,167,939
Universal Display	19,784	4,684,258
		41,032,740
Software–3.98%
†ACI Worldwide	53,673	2,042,258
†Blackbaud	22,137	1,573,498
CDK Global	56,125	3,034,117
†Ceridian HCM Holding	60,446	5,093,784
†CommVault Systems	21,567	1,391,072
†Fair Isaac	13,501	6,562,161
InterDigital	14,017	889,379
†J2 Global	19,704	2,361,721
†Manhattan Associates	29,425	3,453,906

LVIP SSGA Mid-Cap Index Fund–5

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Paylocity Holding	17,295	$ 3,110,160
†PTC	48,547	6,682,495
†Qualys	15,401	1,613,717
†SailPoint Technologies Holding	41,897	2,121,664
†Teradata	50,271	1,937,444
		41,867,376
Specialty Retail–3.11%
American Eagle Outfitters	68,682	2,008,262
†AutoNation	25,564	2,383,076
Dick's Sporting Goods	30,225	2,301,634
†Five Below	25,790	4,920,474
Foot Locker	48,023	2,701,294
Lithia Motors Class A	12,291	4,794,596
Murphy	11,691	1,690,051
†RH	7,498	4,473,307
†Urban Outfitters	31,195	1,160,142
Williams-Sonoma	35,368	6,337,945
		32,770,781
Technology Hardware, Storage & Peripherals–0.39%
†NCR	59,637	2,263,224
Xerox Holdings	76,427	1,854,883
		4,118,107
Textiles, Apparel & Luxury Goods–1.31%
†Capri Holdings	69,658	3,552,558
†Carter's	20,172	1,793,896
Columbia Sportswear	13,941	1,472,588
†Deckers Outdoor	12,998	4,294,799
†Skechers USA Class A	62,993	2,627,438
		13,741,279
Thrifts & Mortgage Finance–0.80%
Essent Group	51,730	2,456,658
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Thrifts & Mortgage Finance (continued)
MGIC Investment	155,594	$ 2,154,977
New York Community Bancorp	214,394	2,705,652
Washington Federal	34,464	1,061,491
		8,378,778
Trading Companies & Distributors–0.86%
GATX	16,063	1,489,682
MSC Industrial Direct Class A	21,399	1,929,976
†Univar Solutions	77,611	1,671,741
Watsco	15,152	3,950,884
		9,042,283
Water Utilities–0.44%
Essential Utilities	103,054	4,611,667
		4,611,667
Wireless Telecommunication Services–0.10%
Telephone & Data Systems	45,254	1,039,032
		1,039,032
Total Common Stock (Cost $638,605,250)		1,039,968,247

MONEY MARKET FUND–1.03%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.04%)	10,801,010	10,801,010
Total Money Market Fund (Cost $10,801,010)		10,801,010

TOTAL INVESTMENTS–99.84% (Cost $649,406,260)	1,050,769,257
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.16%	1,734,612
NET ASSETS APPLICABLE TO 72,759,339 SHARES OUTSTANDING–100.00%	$1,052,503,869

† Non-income producing.
LVIP SSGA Mid-Cap Index Fund–6

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at March 31, 2021:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
51	E-mini S&P MidCap 400 Index	$13,287,030	$13,402,074	6/18/21	$—	$(115,044)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2021.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes.
LVIP SSGA Mid-Cap Index Fund–7

LVIP SSGA Mid-Cap Index Fund
Notes
March 31, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Mid-Cap Index Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$1,039,968,247	$—	$—	$1,039,968,247
Money Market Fund	10,801,010	—	—	10,801,010
Total Investments	$1,050,769,257	$—	$—	$1,050,769,257
Derivatives:

Liabilities:
Futures Contract	$(115,044)	$—	$—	$(115,044)
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Mid-Cap Index Fund–8